PORTFOLIO OF INVESTMENTS – as of October 31, 2020 (Unaudited)

Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)
Common Stocks – 51.2% of Net Assets
	Aerospace & Defense – 0.6%
32	Axon Enterprise, Inc.(a)	$3,165
126	Boeing Co. (The)	18,193
61	General Dynamics Corp.	8,011
47	Moog, Inc., Class A	2,932
81	Raytheon Technologies Corp.	4,400

		36,701

	Air Freight & Logistics – 0.6%
309	Expeditors International of Washington, Inc.	27,306
65	United Parcel Service, Inc., Class B	10,212

		37,518

	Airlines – 0.1%
15	Delta Air Lines, Inc.	459
474	JetBlue Airways Corp.(a)	5,674

		6,133

	Auto Components – 0.3%
168	Aptiv PLC	16,210
24	BorgWarner, Inc.	840
42	Visteon Corp.(a)	3,765

		20,815

	Automobiles – 0.4%
622	General Motors Co.	21,478
44	Thor Industries, Inc.	3,721

		25,199

	Banks – 2.3%
123	Ameris Bancorp	3,604
221	BancorpSouth Bank	5,174
1,068	Bank of America Corp.	25,312
481	Cadence BanCorp	5,397
527	Citigroup, Inc.	21,828
157	Citizens Financial Group, Inc.	4,278
168	Columbia Banking System, Inc.	4,773
14	Comerica, Inc.	637
107	Cullen/Frost Bankers, Inc.	7,519
387	Fulton Financial Corp.	4,253
170	Huntington Bancshares, Inc.	1,775
196	International Bancshares Corp.	5,425
291	KeyCorp	3,777
26	M&T Bank Corp.	2,693
236	People’s United Financial, Inc.	2,518
87	PNC Financial Services Group, Inc. (The)	9,734
329	Regions Financial Corp.	4,376
178	TCF Financial Corp.	4,843
144	Truist Financial Corp.	6,065

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
304	Trustmark Corp.	$7,111
172	U.S. Bancorp	6,699
503	Wells Fargo & Co.	10,789
81	Wintrust Financial Corp.	3,988

		152,568

	Beverages – 1.4%
214	Coca-Cola Co. (The)	10,285
125	Constellation Brands, Inc., Class A	20,654
457	Keurig Dr Pepper, Inc.	12,293
479	Monster Beverage Corp.(a)	36,677
77	PepsiCo, Inc.	10,263

		90,172

	Biotechnology – 1.3%
60	AbbVie, Inc.	5,106
35	Alexion Pharmaceuticals, Inc.(a)	4,030
53	Amgen, Inc.	11,498
16	Biogen, Inc.(a)	4,033
124	BioMarin Pharmaceutical, Inc.(a)	9,229
124	Gilead Sciences, Inc.	7,211
29	Ligand Pharmaceuticals, Inc.(a)	2,391
71	Regeneron Pharmaceuticals, Inc.(a)	38,593
9	Vertex Pharmaceuticals, Inc.(a)	1,875

		83,966

	Building Products – 0.3%
31	Lennox International, Inc.	8,422
94	Owens Corning	6,154
61	Trex Co., Inc.(a)	4,242

		18,818

	Capital Markets – 3.1%
59	Ameriprise Financial, Inc.	9,489
555	Bank of New York Mellon Corp. (The)	19,070
10	BlackRock, Inc.	5,992
631	Charles Schwab Corp. (The)	25,940
19	CME Group, Inc.	2,864
62	FactSet Research Systems, Inc.	19,003
73	Franklin Resources, Inc.	1,369
84	Goldman Sachs Group, Inc. (The)	15,879
34	Intercontinental Exchange, Inc.	3,210
25	Invesco Ltd.	328
158	Janus Henderson Group PLC	3,839
38	Moody’s Corp.	9,990
32	MSCI, Inc.	11,195
57	Nasdaq, Inc.	6,896
134	Northern Trust Corp.	10,488
61	S&P Global, Inc.	19,687
258	SEI Investments Co.	12,681
378	State Street Corp.	22,264

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
8	T. Rowe Price Group, Inc.	$1,013

		201,197

	Chemicals – 0.6%
10	Air Products & Chemicals, Inc.	2,762
30	DuPont de Nemours, Inc.	1,706
8	Ecolab, Inc.	1,469
85	HB Fuller Co.	3,846
61	Innospec, Inc.	4,035
73	Linde PLC	16,085
72	Minerals Technologies, Inc.	3,938
41	Stepan Co.	4,774

		38,615

	Commercial Services & Supplies – 0.3%
84	Healthcare Services Group, Inc.	1,922
43	MSA Safety, Inc.	5,673
8	Republic Services, Inc.	705
64	Tetra Tech, Inc.	6,458
47	Waste Management, Inc.	5,072

		19,830

	Communications Equipment – 0.5%
104	Ciena Corp.(a)	4,097
641	Cisco Systems, Inc.	23,012
9	F5 Networks, Inc.(a)	1,196
58	Lumentum Holdings, Inc.(a)	4,796

		33,101

	Construction & Engineering – 0.2%
198	AECOM(a)	8,878
252	Fluor Corp.	2,860

		11,738

	Consumer Finance – 1.2%
1,194	Ally Financial, Inc.	31,856
205	American Express Co.	18,704
375	Capital One Financial Corp.	27,405
54	Green Dot Corp., Class A(a)	2,879

		80,844

	Containers & Packaging – 0.2%
517	Amcor PLC	5,392
51	Ball Corp.	4,539
53	International Paper Co.	2,319
308	O-I Glass, Inc.	2,904

		15,154

	Distributors – 0.2%
40	Genuine Parts Co.	3,617

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – continued
29	POOL CORP.	$10,145

		13,762

	Diversified Consumer Services – 0.1%
130	Service Corp. International	6,020

	Diversified Telecommunication Services – 0.1%
206	AT&T, Inc.	5,566

	Electric Utilities – 0.4%
131	American Electric Power Co., Inc.	11,781
18	Edison International	1,009
33	Eversource Energy	2,880
45	Exelon Corp.	1,795
23	FirstEnergy Corp.	684
58	IDACORP, Inc.	5,088
64	NextEra Energy, Inc.	4,685
48	PPL Corp.	1,320

		29,242

	Electrical Equipment – 0.6%
25	Acuity Brands, Inc.	2,229
384	Ballard Power Systems, Inc.(a)	5,672
51	Eaton Corp. PLC	5,293
35	Generac Holdings, Inc.(a)	7,355
39	Hubbell, Inc.	5,675
41	Rockwell Automation, Inc.	9,722
65	Sunrun, Inc.(a)	3,381

		39,327

	Electronic Equipment, Instruments & Components – 0.8%
110	Avnet, Inc.	2,714
112	Cognex Corp.	7,381
24	Coherent, Inc.(a)	3,003
38	Corning, Inc.	1,215
140	Itron, Inc.(a)	9,513
22	Littelfuse, Inc.	4,355
23	Rogers Corp.(a)	2,788
156	TE Connectivity Ltd.	15,113
133	Trimble, Inc.(a)	6,401
199	Vishay Intertechnology, Inc.	3,228

		55,711

	Energy Equipment & Services – 0.2%
841	Archrock, Inc.	4,987
118	Baker Hughes Co.	1,743
87	National Oilwell Varco, Inc.	731
455	Schlumberger NV	6,797
58	TechnipFMC PLC	321

		14,579

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 1.1%
139	Activision Blizzard, Inc.	$10,526
104	Cinemark Holdings, Inc.	852
69	Electronic Arts, Inc.(a)	8,268
40	Netflix, Inc.(a)	19,030
43	Take-Two Interactive Software, Inc.(a)	6,662
226	Walt Disney Co. (The)	27,402

		72,740

	Food & Staples Retailing – 0.3%
86	BJ’s Wholesale Club Holdings, Inc.(a)	3,293
77	Kroger Co. (The)	2,480
268	SpartanNash Co.	4,934
40	Sysco Corp.	2,212
119	Walgreens Boots Alliance, Inc.	4,051

		16,970

	Food Products – 0.4%
74	Campbell Soup Co.	3,454
28	Conagra Brands, Inc.	982
55	General Mills, Inc.	3,252
114	Hain Celestial Group, Inc. (The)(a)	3,505
74	Hormel Foods Corp.	3,603
58	Ingredion, Inc.	4,112
15	J.M. Smucker Co. (The)	1,683
29	Kellogg Co.	1,824
8	McCormick & Co., Inc.	1,444
75	Mondelez International, Inc., Class A	3,984

		27,843

	Gas Utilities – 0.2%
118	New Jersey Resources Corp.	3,443
66	ONE Gas, Inc.	4,557
129	South Jersey Industries, Inc.	2,486
141	UGI Corp.	4,560

		15,046

	Health Care Equipment & Supplies – 1.0%
53	Abbott Laboratories	5,571
8	Becton Dickinson & Co.	1,849
35	Boston Scientific Corp.(a)	1,199
8	Cooper Cos., Inc. (The)	2,552
18	Danaher Corp.	4,132
16	DENTSPLY SIRONA, Inc.	755
15	Edwards Lifesciences Corp.(a)	1,075
61	Globus Medical, Inc., Class A(a)	3,179
31	Haemonetics Corp.(a)	3,134
58	Hill-Rom Holdings, Inc.	5,282
27	Hologic, Inc.(a)	1,858
17	Intuitive Surgical, Inc.(a)	11,340
40	Medtronic PLC	4,023
143	Meridian Bioscience, Inc.(a)	2,453

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
51	Merit Medical Systems, Inc.(a)	$2,553
30	Penumbra, Inc.(a)	7,831
16	Quidel Corp.(a)	4,293
6	STERIS PLC	1,063
5	Stryker Corp.	1,010
11	Varian Medical Systems, Inc.(a)	1,901

		67,053

	Health Care Providers & Services – 1.9%
20	Amedisys, Inc.(a)	5,180
6	Anthem, Inc.	1,637
50	BioTelemetry, Inc.(a)	2,129
93	Centene Corp.(a)	5,496
14	Chemed Corp.	6,696
50	Cigna Corp.	8,348
236	CVS Health Corp.	13,237
19	DaVita, Inc.(a)	1,639
56	Encompass Health Corp.	3,433
170	HCA Healthcare, Inc.	21,070
32	Henry Schein, Inc.(a)	2,035
63	Humana, Inc.	25,155
24	Laboratory Corp. of America Holdings(a)	4,794
229	MEDNAX, Inc.(a)	2,920
114	Patterson Cos., Inc.	2,836
99	Quest Diagnostics, Inc.	12,092
28	UnitedHealth Group, Inc.	8,544

		127,241

	Health Care Technology – 0.3%
244	Allscripts Healthcare Solutions, Inc.(a)	2,460
238	Cerner Corp.	16,681
108	HMS Holdings Corp.(a)	2,875

		22,016

	Hotels, Restaurants & Leisure – 1.4%
54	Dine Brands Global, Inc.	2,778
59	Dunkin’ Brands Group, Inc.	5,883
196	Hilton Worldwide Holdings, Inc.	17,211
36	Jack in the Box, Inc.	2,882
38	Marriott Vacations Worldwide Corp.	3,671
664	MGM Resorts International	13,659
204	Starbucks Corp.	17,740
222	Wendy’s Co. (The)	4,851
241	Yum China Holdings, Inc.	12,828
89	Yum! Brands, Inc.	8,306

		89,809

	Household Durables – 0.3%
177	KB Home	5,708
133	Meritage Homes Corp.(a)	11,583

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – continued
239	Taylor Morrison Home Corp.(a)	$5,163

		22,454

	Household Products – 0.8%
43	Church & Dwight Co., Inc.	3,801
7	Clorox Co. (The)	1,451
277	Colgate-Palmolive Co.	21,852
61	Kimberly-Clark Corp.	8,088
116	Procter & Gamble Co. (The)	15,904

		51,096

	Independent Power & Renewable Electricity Producers – 0.4%
85	AES Corp. (The)	1,658
214	NextEra Energy Partners LP	13,439
97	Ormat Technologies, Inc.	6,874
128	Sunnova Energy International, Inc.(a)	3,080

		25,051

	Industrial Conglomerates – 0.4%
24	3M Co.	3,839
31	Carlisle Cos., Inc.	3,840
1,985	General Electric Co.	14,729
8	Honeywell International, Inc.	1,319

		23,727

	Insurance – 1.3%
29	Aflac, Inc.	985
40	Allstate Corp. (The)	3,550
591	American International Group, Inc.	18,611
71	Chubb Ltd.	9,224
17	eHealth, Inc.(a)	1,141
102	First American Financial Corp.	4,548
38	Hanover Insurance Group, Inc. (The)	3,635
15	Lincoln National Corp.	527
29	Marsh & McLennan Cos., Inc.	3,000
197	MetLife, Inc.	7,456
65	Prudential Financial, Inc.	4,161
273	Reinsurance Group of America, Inc.	27,578
32	Travelers Cos., Inc. (The)	3,863

		88,279

	Interactive Media & Services – 2.8%
26	Alphabet, Inc., Class A(a)	42,019
35	Alphabet, Inc., Class C(a)	56,735
309	Facebook, Inc., Class A(a)	81,301
171	Twitter, Inc.(a)	7,073

		187,128

	Internet & Direct Marketing Retail – 2.5%
193	Alibaba Group Holding Ltd., Sponsored ADR(a)	58,805
20	Amazon.com, Inc.(a)	60,723

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – continued
14	Booking Holdings, Inc.(a)	$22,715
476	eBay, Inc.	22,672
300	Qurate Retail, Inc., Class A	2,031

		166,946

	IT Services – 2.6%
21	Accenture PLC, Class A	4,555
191	Automatic Data Processing, Inc.	30,170
72	Cognizant Technology Solutions Corp., Class A	5,142
727	DXC Technology Co.	13,391
20	Fidelity National Information Services, Inc.	2,492
121	Fiserv, Inc.(a)	11,552
127	Gartner, Inc.(a)	15,253
64	MasterCard, Inc., Class A	18,473
27	Paychex, Inc.	2,221
315	Sabre Corp.	2,054
15	VeriSign, Inc.(a)	2,861
307	Visa, Inc., Class A	55,785
330	Western Union Co. (The)	6,415
30	WEX, Inc.(a)	3,796

		174,160

	Leisure Products – 0.0%
149	Callaway Golf Co.	2,308

	Life Sciences Tools & Services – 0.8%
22	Agilent Technologies, Inc.	2,246
78	Illumina, Inc.(a)	22,831
13	IQVIA Holdings, Inc.(a)	2,002
1	Mettler-Toledo International, Inc.(a)	998
124	NeoGenomics, Inc.(a)	4,864
55	Repligen Corp.(a)	9,161
13	Thermo Fisher Scientific, Inc.	6,150
8	Waters Corp.(a)	1,783

		50,035

	Machinery – 2.0%
73	AGCO Corp.	5,623
177	Caterpillar, Inc.	27,798
70	Cummins, Inc.	15,392
150	Deere & Co.	33,886
60	Flowserve Corp.	1,747
25	Illinois Tool Works, Inc.	4,897
98	ITT, Inc.	5,930
125	Kennametal, Inc.	3,875
78	Oshkosh Corp.	5,254
82	Parker-Hannifin Corp.	17,086
22	Proto Labs, Inc.(a)	2,598
107	Terex Corp.	2,642
86	Toro Co. (The)	7,061

		133,789

Shares	Description	Value (†)
Common Stocks – continued
	Media – 1.0%
5	Cable One, Inc.	$8,659
33	Charter Communications, Inc., Class A(a)	19,926
589	Comcast Corp., Class A	24,880
26	Discovery, Inc., Series C(a)	476
107	New York Times Co. (The), Class A	4,244
170	Omnicom Group, Inc.	8,024

		66,209

	Metals & Mining – 0.3%
178	Commercial Metals Co.	3,676
39	Newmont Corp.	2,451
16	Nucor Corp.	764
75	Reliance Steel & Aluminum Co.	8,174
49	Royal Gold, Inc.	5,822

		20,887

	Multi-Utilities – 0.2%
77	Consolidated Edison, Inc.	6,044
28	Dominion Energy, Inc.	2,249
31	DTE Energy Co.	3,826
14	Sempra Energy	1,755
21	WEC Energy Group, Inc.	2,112

		15,986

	Multiline Retail – 0.1%
452	Macy’s, Inc.	2,807
17	Target Corp.	2,588

		5,395

	Oil, Gas & Consumable Fuels – 0.8%
1,164	Apache Corp.	9,661
17	Chevron Corp.	1,182
99	Concho Resources, Inc.	4,109
90	Devon Energy Corp.	804
199	Diamondback Energy, Inc.	5,166
497	EOG Resources, Inc.	17,017
184	EQT Corp.	2,786
443	Marathon Oil Corp.	1,754
80	ONEOK, Inc.	2,320
610	Southwestern Energy Co.(a)	1,629
57	Valero Energy Corp.	2,201
98	World Fuel Services Corp.	2,063

		50,692

	Paper & Forest Products – 0.1%
131	Louisiana-Pacific Corp.	3,744

	Pharmaceuticals – 1.0%
80	Bristol-Myers Squibb Co.	4,676
26	Eli Lilly & Co.	3,392
42	Jazz Pharmaceuticals PLC(a)	6,052

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
85	Merck & Co., Inc.	$6,393
136	Novartis AG, Sponsored ADR	10,619
98	Novo Nordisk A/S, Sponsored ADR	6,261
39	Perrigo Co. PLC	1,711
187	Pfizer, Inc.	6,635
538	Roche Holding AG, Sponsored ADR	21,514

		67,253

	Professional Services – 0.4%
78	Exponent, Inc.	5,428
13	IHS Markit Ltd.	1,051
29	Insperity, Inc.	2,221
88	Korn Ferry	2,657
47	ManpowerGroup, Inc.	3,190
554	Nielsen Holdings PLC	7,484
34	Verisk Analytics, Inc.	6,051

		28,082

	Real Estate Management & Development – 0.2%
153	CBRE Group, Inc., Class A(a)	7,711
40	Jones Lang LaSalle, Inc.	4,515

		12,226

	REITs - Apartments – 0.3%
144	American Campus Communities, Inc.	5,394
6	AvalonBay Communities, Inc.	835
95	Camden Property Trust	8,763
33	Equity Residential	1,550

		16,542

	REITs - Diversified – 0.2%
29	Crown Castle International Corp.	4,530
17	Digital Realty Trust, Inc.	2,453
5	Equinix, Inc.	3,656
66	Weyerhaeuser Co.	1,801

		12,440

	REITs - Health Care – 0.1%
250	Healthpeak Properties, Inc.	6,743
35	Ventas, Inc.	1,381
20	Welltower, Inc.	1,075

		9,199

	REITs - Hotels – 0.1%
120	Host Hotels & Resorts, Inc.	1,258
424	Park Hotels & Resorts, Inc.	4,210

		5,468

	REITs - Mortgage – 0.1%
228	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,542

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Office Property – 0.4%
9	Boston Properties, Inc.	$652
216	Corporate Office Properties Trust	4,845
245	Douglas Emmett, Inc.	5,782
327	Easterly Government Properties, Inc.	6,834
108	Kilroy Realty Corp.	5,084

		23,197

	REITs - Shopping Centers – 0.1%
583	Brixmor Property Group, Inc.	6,390

	REITs - Storage – 0.0%
25	Iron Mountain, Inc.	651

	REITs - Warehouse/Industrials – 0.2%
69	CyrusOne, Inc.	4,903
52	ProLogis, Inc.	5,158

		10,061

	Road & Rail – 0.2%
23	CSX Corp.	1,816
34	Norfolk Southern Corp.	7,110
63	Ryder System, Inc.	3,103
20	Union Pacific Corp.	3,544

		15,573

	Semiconductors & Semiconductor Equipment – 2.5%
112	Advanced Micro Devices, Inc.(a)	8,433
16	Analog Devices, Inc.	1,896
35	Applied Materials, Inc.	2,073
82	Cirrus Logic, Inc.(a)	5,647
109	Cree, Inc.(a)	6,932
63	Enphase Energy, Inc.(a)	6,180
217	First Solar, Inc.(a)	18,889
109	Ichor Holdings Ltd.(a)	2,535
132	Intel Corp.	5,845
4	Lam Research Corp.	1,368
47	Micron Technology, Inc.(a)	2,366
106	NVIDIA Corp.	53,144
187	QUALCOMM, Inc.	23,068
63	Silicon Laboratories, Inc.(a)	6,455
74	Texas Instruments, Inc.	10,700
34	Universal Display Corp.	6,743

		162,274

	Software – 3.7%
16	Adobe, Inc.(a)	7,154
178	Autodesk, Inc.(a)	41,926
48	Blackbaud, Inc.	2,368
67	Bottomline Technologies, Inc.(a)	2,661
26	Cadence Design Systems, Inc.(a)	2,844
12	Citrix Systems, Inc.	1,359

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
22	Fair Isaac Corp.(a)	$8,612
10	Intuit, Inc.	3,147
203	Microsoft Corp.	41,101
376	NortonLifeLock, Inc.	7,734
622	Oracle Corp.	34,901
40	Paylocity Holding Corp.(a)	7,421
58	PTC, Inc.(a)	4,865
42	Qualys, Inc.(a)	3,690
142	salesforce.com, Inc.(a)	32,982
6	ServiceNow, Inc.(a)	2,985
171	Workday, Inc., Class A(a)	35,931

		241,681

	Specialty Retail – 1.3%
55	Aaron’s Holdings Co., Inc.	2,874
159	American Eagle Outfitters, Inc.	2,180
53	Asbury Automotive Group, Inc.(a)	5,458
7	AutoZone, Inc.(a)	7,903
13	Best Buy Co., Inc.	1,450
26	Five Below, Inc.(a)	3,467
375	Gap, Inc. (The)	7,294
71	Home Depot, Inc. (The)	18,937
37	Lithia Motors, Inc., Class A	8,494
64	Lowe’s Cos., Inc.	10,118
45	Monro, Inc.	1,893
62	Tiffany & Co.	8,112
53	Williams-Sonoma, Inc.	4,834

		83,014

	Technology Hardware, Storage & Peripherals – 0.4%
172	Apple, Inc.	18,724
213	Hewlett Packard Enterprise Co.	1,840
203	HP, Inc.	3,646
137	NCR Corp.(a)	2,784
17	Seagate Technology PLC	813

		27,807

	Textiles, Apparel & Luxury Goods – 0.6%
31	Deckers Outdoor Corp.(a)	7,854
85	NIKE, Inc., Class B	10,207
922	Under Armour, Inc., Class A(a)	12,760
63	VF Corp.	4,234
125	Wolverine World Wide, Inc.	3,334

		38,389

	Thrifts & Mortgage Finance – 0.1%
470	New York Community Bancorp, Inc.	3,906

	Trading Companies & Distributors – 0.0%
40	GATX Corp.	2,731

Shares	Description	Value (†)
Common Stocks – continued
	Water Utilities – 0.3%
42	American Water Works Co., Inc.	$6,322
307	Essential Utilities, Inc.	12,648

		18,970

	Wireless Telecommunication Services – 0.2%
90	Shenandoah Telecommunications Co.	3,926
76	T-Mobile US, Inc.(a)	8,327

		12,253

	Total Common Stocks (Identified Cost $3,264,165)	3,370,829

Principal Amount
Bonds and Notes – 8.9%
	Agency Commercial Mortgage-Backed Securities – 0.0%
$2,342	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	2,348

	Automotive – 0.2%
5,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	5,480
5,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	5,131

		10,611

	Banking – 1.6%
5,000	American Express Co., 3.700%, 8/03/2023	5,428
7,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	7,211
6,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	6,082
5,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	5,467
2,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	2,171
5,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	5,323
4,000	Capital One Financial Corp., 3.300%, 10/30/2024	4,339
6,000	Citigroup, Inc., 4.600%, 3/09/2026	6,917
3,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	3,135
2,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	2,023
6,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	6,671
4,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	4,306
7,000	KeyCorp, MTN, 2.550%, 10/01/2029	7,449

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$6,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	$6,631
5,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	5,440
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,135
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,154
7,000	Truist Bank, 3.200%, 4/01/2024	7,558
6,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	6,477
7,000	Westpac Banking Corp., 2.350%, 2/19/2025	7,451

		104,368

	Brokerage – 0.2%
7,000	BlackRock, Inc., 2.400%, 4/30/2030	7,525
6,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	6,237

		13,762

	Cable Satellite – 0.1%
5,000	Comcast Corp., 3.000%, 2/01/2024	5,379

	Construction Machinery – 0.2%
6,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	6,036
6,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	6,162

		12,198

	Consumer Cyclical Services – 0.1%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,453
5,000	eBay, Inc., 3.800%, 3/09/2022	5,212

		7,665

	Electric – 0.4%
5,000	Duke Energy Corp., 3.750%, 4/15/2024	5,481
8,000	Entergy Corp., 0.900%, 9/15/2025	8,001
2,000	Exelon Corp., 4.050%, 4/15/2030	2,315
7,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	7,252
6,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	6,654

		29,703

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Finance Companies – 0.0%
$2,000	Ares Capital Corp., 3.250%, 7/15/2025	$2,005

	Financial Other – 0.1%
6,000	ORIX Corp., 2.900%, 7/18/2022	6,217

	Food & Beverage – 0.3%
6,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	6,158
7,000	General Mills, Inc., 4.000%, 4/17/2025	7,901
5,000	Mondelez International, Inc., 2.750%, 4/13/2030	5,389

		19,448

	Government Owned - No Guarantee – 0.2%
9,000	Federal National Mortgage Association, 6.625%, 11/15/2030	13,647

	Health Insurance – 0.2%
6,000	Anthem, Inc., 4.101%, 3/01/2028	6,915
5,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,230

		14,145

	Healthcare – 0.3%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,164
4,000	CVS Health Corp., 4.300%, 3/25/2028	4,632
4,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	4,221
4,000	McKesson Corp., 3.950%, 2/16/2028	4,609
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	2,170
4,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	4,231

		22,027

	Independent Energy – 0.1%
5,000	EQT Corp., 3.000%, 10/01/2022	4,992

	Integrated Energy – 0.3%
6,000	BP Capital Markets PLC, 3.814%, 2/10/2024	6,576
6,000	Exxon Mobil Corp., 2.992%, 3/19/2025	6,526
5,000	Shell International Finance BV, 6.375%, 12/15/2038	7,408

		20,510

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Life Insurance – 0.1%
$6,000	American International Group, Inc., 3.400%, 6/30/2030	$6,671
2,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	2,108

		8,779

	Media Entertainment – 0.1%
4,000	ViacomCBS, Inc., 4.750%, 5/15/2025	4,591

	Midstream – 0.2%
7,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	7,365
6,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	6,513

		13,878

	Mortgage Related – 1.2%
3,982	FNMA, 2.000%, 9/01/2050	4,108
3,960	FNMA, 2.500%, 8/01/2050	4,129
32,114	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	33,544
21,220	FNMA, 3.500%, with various maturities in 2049(c)	22,378
7,502	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	8,004
4,133	FNMA, 4.500%, 5/01/2049	4,466

		76,629

	Natural Gas – 0.1%
8,000	NiSource, Inc., 0.950%, 8/15/2025	7,975

	Oil Field Services – 0.1%
5,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	5,226

	Pharmaceuticals – 0.3%
6,000	AbbVie, Inc., 3.600%, 5/14/2025	6,641
6,000	Amgen, Inc., 2.650%, 5/11/2022	6,198
6,000	Johnson & Johnson, 1.300%, 9/01/2030	5,980

		18,819

	Railroads – 0.1%
5,000	CSX Corp., 2.600%, 11/01/2026	5,432

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	REITs - Office Property – 0.1%
$4,000	Boston Properties LP, 2.750%, 10/01/2026	$4,285

	Restaurants – 0.1%
6,000	Starbucks Corp., 2.250%, 3/12/2030	6,160

	Technology – 0.6%
5,000	Apple, Inc., 2.500%, 2/09/2025	5,376
4,000	Broadcom, Inc., 4.110%, 9/15/2028	4,455
2,000	HP, Inc., 3.000%, 6/17/2027	2,151
3,000	Intel Corp., 2.450%, 11/15/2029	3,239
6,000	International Business Machines Corp., 4.000%, 6/20/2042	7,110
2,000	NVIDIA Corp., 2.850%, 4/01/2030	2,216
5,000	Oracle Corp., 2.950%, 5/15/2025	5,441
5,000	QUALCOMM, Inc., 1.650%, 5/20/2032, 144A	4,892
7,000	VMware, Inc., 2.950%, 8/21/2022	7,267

		42,147

	Treasuries – 1.4%
5,000	U.S. Treasury Bond, 2.500%, 5/15/2046	5,993
14,000	U.S. Treasury Bond, 2.875%, 11/15/2046	17,953
16,000	U.S. Treasury Bond, 3.000%, 5/15/2045	20,823
6,000	U.S. Treasury Bond, 3.000%, 2/15/2048	7,899
9,000	U.S. Treasury Bond, 3.000%, 2/15/2049	11,904
4,000	U.S. Treasury Bond, 4.250%, 11/15/2040	6,051
4,000	U.S. Treasury Bond, 4.375%, 5/15/2041	6,169
2,000	U.S. Treasury Bond, 4.500%, 2/15/2036	2,957
12,000	U.S. Treasury Note, 2.125%, 12/31/2022	12,508

		92,257

	Wireless – 0.1%
6,000	Vodafone Group PLC, 6.150%, 2/27/2037	8,363

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Wirelines – 0.1%
$ 5,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.380%, 5/15/2025(d)	$5,122

	Total Bonds and Notes (Identified Cost $573,310)	588,688

Shares
Exchange-Traded Funds – 6.9%
7,435	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $465,314)	454,650

Affiliated Mutual Funds – 30.4%
23,146	Loomis Sayles Inflation Protected Securities Fund, Class N	271,270
20,634	Loomis Sayles Limited Term Government and Agency Fund, Class N	238,324
28,111	Mirova Global Green Bond Fund, Class N	305,851
37,308	Mirova International Sustainable Equity Fund, Class N	475,308
13,847	WCM Focused Emerging Markets Fund	237,469
22,105	WCM Focused International Growth Fund	471,496

	Total Affiliated Mutual Funds (Identified Cost $1,921,690)	1,999,718

	Total Investments – 97.4% (Identified Cost $6,224,479)	6,413,885
	Other assets less liabilities – 2.6%	169,361

	Net Assets – 100.0%	$6,583,246

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of October 31, 2020 is disclosed.

(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)	Variable rate security. Rate as of October 31, 2020 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the value of Rule 144A holdings amounted to $4,892 or 0.1% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2020, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$209,556	$139,962	$94,146	$8,833	$7,065	$271,270	$1,193
Loomis Sayles Limited Term Government and Agency Fund, Class N	209,352	126,301	99,808	2,829	(350)	238,324	2,311
Mirova Global Green Bond Fund, Class N	239,601	149,727	90,511	6,861	173	305,851	2,520
Mirova International Sustainable Equity Fund, Class N	736,642	275,466	585,632	70,828	(21,996)	475,308	1,406
WCM Focused Emerging Markets Fund	—	238,300	—	—	(831)	237,469	—
WCM Focused International Growth Fund	—	476,801	—	—	(5,305)	471,496	—

	$1,395,151	$1,406,557	$870,097	$89,351	$(21,244)	$1,999,718	$7,430

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$3,370,829	$—	$—	$3,370,829
Bonds and Notes*	—	588,688	—	588,688
Exchange-Traded Funds	454,650	—	—	454,650
Affiliated Mutual Funds	1,999,718	—	—	1,999,718

Total	$5,825,197	$588,688	$—	$6,413,885

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2020 (Unaudited)

Equity	76.1%
Fixed Income	21.3

Total Investments	97.4
Other assets less liabilities	2.6

Net Assets	100.0%